Financial instruments and financial risk factors - Disclosure of Detailed Information of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - Li Cycle Holdings Corp [member] - USD ($)
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 231,427,138	$ 10,718,669
Recurring fair value measurement [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	111,138,272	171,849
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	53,549,989
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	57,588,282	171,849
Recurring fair value measurement [member] | Restricted Share Units [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		171,849
Recurring fair value measurement [member] | Restricted Share Units [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities		$ 171,849
Recurring fair value measurement [member] | Conversion feature of convertible debt [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	29,028,938
Recurring fair value measurement [member] | Conversion feature of convertible debt [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	29,028,938
Recurring fair value measurement [member] | Warrants [Member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	82,109,334
Recurring fair value measurement [member] | Warrants [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	53,549,989
Recurring fair value measurement [member] | Warrants [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 28,559,344